Research and Development Expenses	12 Months Ended
Dec. 31, 2025
Research and Development [Abstract]
Research and Development Expenses

Note 10 – Research and Development Expenses

	Year ended December 31,
	2025	2024	2023
	(in thousands)
Chemistry and formulation studies	$990	$696	$573
Salaries	840	982	676
Stock-based compensation	132	112	243
Research and preclinical studies	872	255	460
Clinical studies	1,385	291	616
Regulatory and other expenses	655	643	1,001
	$4,874	$2,979	$3,569